 Supplement Dated March 13, 2014
To The Summary Prospectus Dated April 29, 2013

Supplement Dated March 13, 2014
To The Prospectus Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective February 28, 2014, unless otherwise noted below.

In the summary prospectus for the Curian/Epoch Global Shareholder Yield Fund, in the section entitled “Portfolio Managers,” please add the following:

Name:	Joined Fund Management Team In:	Title:
John Tobin	February 2014	Director, Portfolio Manager & Senior Research Analyst
Kera Van Valen	February 2014	Director, Portfolio Manager & Senior Research Analyst

In the prospectus for the Curian/Epoch Global Shareholder Yield Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the second paragraph and replace it with the following:

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Eric Sappenfield, Michael Welhoelter, William Priest, John Tobin and Ms. Kera Van Valen.  Information regarding the portfolio managers of the Fund is set forth below.

In the prospectus for the Curian/Epoch Global Shareholder Yield Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please add the following after the fifth paragraph:

John Tobin, PhD, CFA is a Director, Portfolio Manager & Senior Research Analyst for Epoch. His primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining Epoch in 2012, Mr. Tobin taught undergraduate economics as a lecturer at Fordham University. Before that he spent four years at HSBC Global Asset Management as a senior research analyst and almost twenty years at Credit Suisse Asset Management where he was a senior research analyst for the U.S. High Yield Bond team. Previously he worked at Bankers Trust Company where he began his career. Mr. Tobin received AB, AM and PhD degrees in Economics from Fordham University and holds the Chartered Financial Analyst designation.

Kera Van Valen, CFA is a Director, Portfolio Manager & Research Analyst for Epoch. Her primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining the Global Equity team, Ms. Van Valen was an analyst within Epoch’s Quantitative Research & Risk Management team. Before joining Epoch in 2005, she was a portfolio manager of Structured Equities and Quantitative Research at Columbia Management Group where she was responsible for the day-to-day management of two index funds. She also worked at Credit Suisse Asset Management. Ms. Van Valen received her BA in Mathematics at Colgate University and her MBA at Columbia University, Graduate School of Business. She holds the Chartered Financial Analyst designation.

This supplement is dated March 13, 2014.

(To be used with JMV8037 04/13 and JMV8037NY 04/13.)

Supplement Dated March 13, 2014
To The Statement of Additional Information
Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective February 28, 2014, unless otherwise noted below.

On page 91, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Sub-Advisers and Portfolio Managers” after the heading “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” for the Curian/Epoch Global Shareholder Yield Fund, please add the following line items relating to John Tobin and Kera Van Valen, as of December 31, 2013:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
John Tobin	3	$1,268.0	0	$0	1	$2.7
Kera Van Valen	3	$1,268.0	0	$0	1	$2.7

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
John Tobin	0	$0	0	$0	0	$0
Kera Van Valen	0	$0	0	$0	0	$0

On page 92, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Sub-Advisers and Portfolio Managers,” please add the following items relating to “Security Ownership of the Portfolio Managers” for the Curian/Epoch Global Shareholder Yield Fund, as of December 31, 2013:

Security Ownership of Portfolio Manager	John Tobin	Kera Van Valen
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This supplement is dated March 13, 2014.

(To be used with CMV8711 04/13 and CMV8711PROXY 04/13.)